Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2023	2024
	RMB	RMB
Account receivable	79,300	29,323
Less: Allowance for credit losses	(32,647)	(7,803)
Total	46,653	21,520

Schedule of Allowance for Credit Loss

The following table provide a summary of changes of the allowance for credit loss for the years ended December 31, 2023 and 2024:

	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of period	20,188	32,647
Adoption of ASC 326	5,376	—
Amounts charged to expenses	10,597	924
Amounts written off	(195)	(1,416)
Disposal of subsidiaries	(3,319)	(24,352)
Balance at end of period	32,647	7,803